Employee Benefit Obligations - Summary of Reconciliation of Asset Ceiling (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Foreign currency translation differences	$ 14,977	$ (92,290)
Effect of Asset Ceiling [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as of January 1, 2016	33,419	31,059
Interest on assets not recognized	4,305	5,141
Other changes in assets not recognized due to asset limit	11,317	(9,217)
Foreign currency translation differences	(1,123)	6,436
Balance as of December 31, 2016	$ 47,918	$ 33,419